UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-06310
Legg Mason Partners Variable Income Trust
(Exact name of registrant as specified in charter)
55 Water Street, New York, NY 10041
(Address of principal executive offices) (Zip code)
Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-451-2010
Date of fiscal year end: October 31
Date of reporting period: January 31, 2008

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS VARIABLE INCOME TRUST
LEGG MASON PARTNERS VARIABLE MONEY MARKET PORTFOLIO
FORM N-Q
JANUARY 31, 2008

Legg Mason Partners Variable Money Market Portfolio

Schedule of Investments (unaudited)	January 31, 2008

Face
Amount	Security	Value

SHORT-TERM INVESTMENTS — 103.1%
Bank Note — 0.4%
$2,000,000	Bank of America NA, 4.000% due 5/15/08 (a)	$2,000,000

Commercial Paper — 32.2%
	Allied Irish Banks PLC:
2,000,000	5.094% due 2/19/08 (a)(b)	1,994,995
3,000,000	4.355% due 4/3/08 (a)(b)	2,977,732
3,000,000	3.155% due 4/30/08 (a)(b)	2,976,786
5,000,000	Archer Daniels Midland Co., 2.991% due 6/6/08 (a)(b)	4,948,200
3,000,000	Australia & New Zealand, 4.751% due 3/28/08 (a)(b)	2,978,090
2,000,000	Bank of America Corp., 5.180% due 5/1/08 (b)	1,975,065
	Bank of Ireland Governor & Co.:
5,000,000	3.867% due 4/14/08 (a)(b)	4,961,168
4,000,000	3.428% due 4/18/08 (a)(b)	3,970,911
930,000	Bank of Scotland PLC, 3.264% due 3/11/08 (b)	926,726
	BNZ International Funding Ltd.:
2,000,000	4.285% due 4/9/08 (a)(b)	1,983,982
3,000,000	4.049% due 4/10/08 (a)(b)	2,976,943
	CBA Delaware Finance:
3,000,000	4.983% due 2/20/08 (b)	2,992,210
2,000,000	5.120% due 3/10/08 (b)	1,989,328
	Danske Corp.:
8,000,000	4.706%- 4.790% due 2/1/08 (a)(b)	8,000,000
5,000,000	4.467% due 2/7/08 (a)(b)	4,996,292
2,000,000	4.629% due 8/4/08 (a)(b)	1,954,058
	Depfa Bank PLC:
2,000,000	4.917% due 2/19/08 (a)(b)	1,995,160
282,000	3.262% due 3/12/08 (a)(b)	280,982
	Dexia Delaware LLC:
2,000,000	5.179% due 2/8/08 (b)	1,998,005
1,075,000	5.003% due 2/14/08 (b)	1,073,075
5,000,000	4.911% due 2/15/08 (b)	4,990,569
	General Electric Capital Corp.:
2,000,000	5.367% due 3/14/08 (b)	1,987,960
2,000,000	5.141% due 6/3/08 (b)	1,966,175
2,000,000	4.497% due 8/25/08 (b)	1,950,217
8,000,000	General Electric Corp., 3.856% due 3/21/08 (b)	7,958,296
2,001,000	ING America Insurance Holdings, 5.012% due 3/12/08 (b)	1,989,994
	ING Funding LLC:
2,000,000	5.068% due 2/20/08 (b)	1,994,743
2,000,000	4.994% due 3/14/08 (b)	1,988,497
5,000,000	4.697% due 5/2/08 (b)	4,941,608
3,000,000	4.798% due 6/10/08 (b)	2,949,300
	JPMorgan Chase:
3,000,000	5.147% due 2/7/08 (b)	2,997,470
10,000,000	5.257% due 2/19/08 (b)	9,974,400
5,000,000	KBC Financial Products International, 5.043% due 2/19/08 (a)(b)	4,987,550
3,000,000	Kredietbank N.A., 4.339% due 2/13/08 (b)	2,995,680
5,000,000	Lloyds Bank PLC, 4.649% due 4/1/08 (b)	4,962,000
1,500,000	Natexis Banques, 4.804% due 2/8/08 (b)	1,498,618
2,750,000	San Paolo IMI U.S. Financial Co., 5.100% due 3/6/08 (b)	2,736,923
5,000,000	San Paolo U.S. Financial Co., 4.434% due 4/8/08 (b)	4,959,195
6,000,000	Skandinaviska Enskilda Banken AB, 5.186% due 2/12/08 (a)(b)	5,990,659
5,000,000	Skandinaviska Enskilda Banken AG, 4.766% due 3/3/08 (a)(b)	4,979,807
	Societe Generale N.A.:
See Notes to Schedule of Investments.

Legg Mason Partners Variable Money Market Portfolio

Schedule of Investments (unaudited) (continued)	January 31, 2008

Face
Amount	Security	Value

Commercial Paper — 32.2% (continued)
$2,000,000	5.190% due 2/11/08 (b)	$1,997,167
2,000,000	4.969% due 2/21/08 (b)	1,994,550
2,000,000	5.372% due 3/14/08 (b)	1,987,948
	Swedbank:
4,000,000	4.477% due 2/4/08 (b)	3,998,513
2,000,000	5.152% due 3/6/08 (b)	1,990,395
2,000,000	4.178% due 3/12/08 (b)	1,990,778
8,000,000	3.204%- 3.427% due 4/16/08 (b)	7,944,708
2,000,000	3.275% due 4/18/08 (b)	1,986,097
	UBS Finance Delaware LLC:
2,000,000	5.240% due 2/4/08 (b)	1,999,149
2,000,000	5.085% due 2/13/08 (b)	1,996,667
1,000,000	5.238% due 6/3/08 (b)	982,780
	Westpac Banking Corp.:
5,000,000	4.991% due 3/12/08 (a)(b)	4,972,611
5,000,000	3.023% due 5/2/08 (a)(b)	4,962,083

	Total Commercial Paper	175,552,815

Certificates of Deposit — 61.2%
1,000,000	ABN-AMRO Holdings NV, 5.410% due 7/11/08	1,000,629
2,000,000	ABN-AMRO Mortgage Corp., 5.410% due 7/11/08	2,001,613
	Allied Irish Banks PLC:
2,000,000	4.770% due 4/1/08	2,000,000
3,000,000	3.200% due 4/25/08	3,000,000
2,000,000	4.880% due 6/10/08	2,000,000
5,000,000	American Express Bank, 4.930% due 2/15/08	5,000,000
10,000,000	Australia & New Zealand Banking, 4.860% due 2/7/08	9,999,722
	Banco Bilbao:
5,000,000	4.810% due 3/21/08	5,000,067
5,000,000	4.500% due 4/8/08	5,000,184
2,000,000	4.255% due 4/14/08	2,000,020
3,000,000	3.100% due 6/30/08	3,001,234
	Bank of America NA:
2,000,000	5.040% due 3/13/08	2,000,000
5,000,000	3.740% due 4/18/08	5,000,000
5,000,000	Bank of Ireland, 4.980% due 3/17/08	5,001,072
	Bank of Montreal:
7,000,000	4.340% due 4/9/08	7,000,000
2,000,000	3.050% due 5/1/08	2,000,000
5,000,000	3.740% due 7/17/08	5,000,000
2,500,000	3.710% due 7/22/08	2,508,345
	Bank of Nova Scotia:
2,000,000	4.980% due 2/20/08	2,000,000
4,000,000	4.750% due 3/27/08	4,000,000
5,000,000	3.150% due 4/25/08	5,000,165
2,000,000	4.800% due 6/6/08	2,000,000
2,000,000	5.170% due 7/7/08	2,000,000
	Bank of Scotland PLC:
2,000,000	5.040% due 4/21/08	2,000,000
2,000,000	4.910% due 4/23/08	2,000,509
2,000,000	4.700% due 5/1/08	1,999,741
2,000,000	Bank of Tokyo, 4.840% due 6/12/08	2,000,000
7,000,000	Bank of Tokyo Mitsubishi, 5.440% due 3/13/08	7,000,000
	Barclays Bank PLC NY:
2,000,000	4.930% due 2/25/08	2,000,000
5,000,000	5.500% due 3/11/08	5,000,000
See Notes to Schedule of Investments.

Legg Mason Partners Variable Money Market Portfolio

Schedule of Investments (unaudited) (continued)	January 31, 2008

Face
Amount	Security	Value

Certificates of Deposit — 61.2% (continued)
$2,000,000	5.000% due 3/20/08	$2,000,000
3,000,000	5.090% due 4/17/08	3,000,659
3,000,000	3.150% due 7/31/08	3,000,000
	BNP Paribas NY Branch:
2,000,000	5.285% due 2/8/08	2,000,000
2,000,000	5.360% due 3/6/08	2,000,000
1,000,000	5.000% due 3/14/08	1,000,000
5,000,000	4.920% due 3/26/08	5,000,000
3,000,000	3.180% due 5/1/08	3,000,000
5,000,000	4.760% due 6/20/08	5,000,000
	Calyon NY Branch:
3,000,000	5.070% due 3/10/08	3,000,000
4,000,000	4.680% due 3/31/08	3,999,922
3,000,000	3.150% due 4/25/08	2,999,919
	Canadian Imperial Bank:
3,000,000	4.820% due 2/13/08	3,000,000
913,000	4.860% due 6/3/08	913,000
2,000,000	Credit Suisse New York, 5.270% due 5/14/08	2,000,000
	Depfa Bank PLC:
3,000,000	4.600% due 4/4/08	3,000,000
5,000,000	3.655% due 4/24/08	5,000,000
3,000,000	3.040% due 5/5/08	3,000,000
3,000,000	4.400% due 6/9/08	3,000,000
	Deutsche Bank AG NY:
5,000,000	5.030% due 3/17/08	5,000,000
7,000,000	3.800% due 4/23/08	7,000,000
3,000,000	3.040% due 5/1/08	3,000,000
	Dexia Credit Local:
5,000,000	5.020% due 2/20/08	5,000,000
2,000,000	5.090% due 2/28/08	2,000,000
	Dresdner Bank AG NY:
3,000,000	4.550% due 2/4/08	3,000,000
5,000,000	3.900% due 2/22/08	5,000,000
	Fortis Bank NY:
1,500,000	5.305% due 2/19/08	1,500,004
5,000,000	3.120% due 3/3/08	5,000,000
2,000,000	HSBC Bank USA, 5.380% due 2/28/08	2,000,007
	Lloyds Bank PLC:
2,000,000	4.930% due 2/20/08	2,000,000
5,000,000	5.030% due 3/5/08	5,000,000
	Natixis:
3,000,000	5.350% due 2/4/08	3,000,031
2,000,000	5.200% due 3/5/08	2,000,000
	Nordea Bank Finland NY:
5,000,000	5.310% due 2/14/08	5,000,009
2,000,000	4.700% due 10/24/08	2,002,049
	Rabobank Nederland NY:
3,000,000	3.080% due 3/3/08	3,000,000
3,000,000	5.050% due 3/4/08	3,000,000
5,000,000	5.140% due 3/11/08	5,000,161
5,000,000	2.940% due 5/1/08	5,000,000
	Royal Bank of Canada NY:
2,000,000	4.750% due 3/10/08	2,000,000
2,000,000	5.360% due 6/5/08	2,000,770
5,000,000	2.900% due 8/1/08	5,000,000
See Notes to Schedule of Investments.

Legg Mason Partners Variable Money Market Portfolio

Schedule of Investments (unaudited) (continued)	January 31, 2008

Face
Amount	Security	Value

Certificates of Deposit — 61.2% (continued)
	Royal Bank of Scotland NY:
$10,000,000	5.170% due 2/8/08	$10,000,000
5,000,000	4.860% due 2/13/08	5,000,000
6,000,000	Skandinaviska Enskilda Banken AG, 4.095% due 4/15/08	6,003,100
2,000,000	Societe Generale N.A., 5.200% due 7/25/08	2,000,000
5,000,000	Societe Generale NY, 5.100% due 2/27/08	5,000,018
	Svenska Handelsbanken NY:
3,000,000	4.950% due 2/21/08	3,000,000
4,000,000	5.070% due 3/6/08	4,000,000
3,000,000	4.800% due 3/10/08	3,000,000
5,000,000	3.150% due 4/28/08	5,000,212
3,000,000	3.050% due 5/5/08	3,000,150
	Toronto Dominion Bank NY:
7,000,000	5.050% due 3/25/08	7,001,313
3,000,000	4.800% due 4/24/08	3,000,000
3,000,000	3.020% due 5/2/08	3,000,000
2,000,000	4.860% due 6/9/08	2,000,000
	UBS AG Stamford CT:
2,000,000	5.440% due 2/19/08	2,000,000
2,000,000	5.450% due 3/7/08	1,999,916
4,000,000	4.090% due 7/1/08	4,000,000
1,000,000	5.030% due 9/15/08	1,000,000
	Unicredito Italiano SpA NY:
3,000,000	4.990% due 2/20/08	3,000,000
3,000,000	5.030% due 2/20/08	3,000,000
1,000,000	4.720% due 9/15/08	1,000,061
	Wachovia Bank NA:
2,000,000	5.350% due 2/25/08	2,000,000
1,550,000	5.400% due 3/28/08	1,550,000
5,000,000	4.800% due 5/27/08	5,000,000
1,500,000	4.500% due 12/1/08	1,500,000
3,000,000	Westpac Banking Corp., 4.750% due 2/1/08	3,000,000

	Total Certificates of Deposit	333,984,602

Certificates of Deposit (Euro) — 4.6%
15,000,000	Banco Santander, 4.440% due 4/10/08	15,001,137
	KBC Bank NV:
5,000,000	5.350% due 2/6/08	5,000,034
5,000,000	5.100% due 2/20/08	5,000,066

	Total Certificates of Deposit (Euro)	25,001,237

Time Deposit — 0.6%
3,167,000	Calyon Grand Cayman, 3.130% due 2/1/08	3,167,000

U.S. Government Agencies — 4.1%
5,000,000	Federal Farm Credit Bank (FFCB), Discount Notes, 4.208% due 6/26/08 (b)	4,916,456
3,000,000	Federal Home Loan Bank (FHLB), Discount Notes, 2.961% due 4/25/08 (b)	2,979,420
	Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes:
4,200,000	4.281% due 4/18/08 (b)	4,162,090
5,000,000	4.209% due 4/25/08 (b)	4,951,700
5,775,000	Federal National Mortgage Association (FNMA), Discount Notes, 4.262% due 4/23/08 (b)	5,719,752

	Total U.S. Government Agencies	22,729,418

	TOTAL INVESTMENTS — 103.1% (Cost — $562,435,072#)	562,435,072
	Liabilities in Excess of Other Assets — (3.1)%	(16,809,459)

	TOTAL NET ASSETS — 100.0%	$545,625,613

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)	Rate shown represents yield-to-maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.
See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)
1. Organization and Significant Accounting Policies
Legg Mason Partners Variable Money Market Portfolio (the “Fund”) is a separate diversified investment series of Legg Mason Partners Variable Income Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
Shares of the Fund may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by separate accounts of participating life insurance companies or through eligible pension or other qualified plans.
The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).
(a) Investment valuation. Money market instruments are valued at amortized cost, in accordance with Rule 2a-7 under the 1940 Act, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Fund’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.
(b) Credit and Market Risk. Investments in structured securities (such as those issued by Structured Investment Vehicles, or SIVs) which are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value of these investments resulting in a lack of correlation between their credit ratings and values.
The fair value of these securities may be different than the amortized cost value reported in the Statement of Investments for the Fund. As of the date of this report, the fund continued to meet the requirements of Rule 2a-7 that permit the Fund to utilize amortized cost to value its securities.
(c) Security Transactions. Security transactions are accounted for on a trade date basis.

ITEM 2.	CONTROLS AND PROCEDURES.
(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.
ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Legg Mason Partners Variable Income Trust

By	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date: March 25, 2008
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date: March 25, 2008

By	/s/ Frances M. Guggino

Frances M. Guggino
Chief Financial Officer

Date: March 25, 2008